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VANGUARD/(R)/ CALIFORNIA TAX-FREE FUNDS

VANGUARD FLORIDA TAX-FREE FUNDS

VANGUARD MASSACHUSETTS TAX-EXEMPT FUND

VANGUARD NEW JERSEY TAX-FREE FUNDS

VANGUARD NEW YORK TAX-FREE FUNDS

VANGUARD OHIO TAX-FREE FUNDS

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

VANGUARD MUNICIPAL BOND FUNDS



SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION


TO BE INSERTED IN THE SAI AT END OF FIRST PARAGRAPH AFTER "MUNICIPAL BONDS - RISKS":

On November 5, 2007, the U.S. Supreme Court will hear oral arguments in the case of Department of Revenue of Kentucky v. Davis. The court will consider whether Kentucky's exemption from taxation of interest on municipal bonds issued by the state or its political subdivisions, and its taxation of interest on municipal bonds issued by other states and their political subdivisions, violates the Commerce Clause of the U.S. Constitution. The court's decision is expected sometime in 2008. At this time, it is unclear how the court will decide this case. If the court determines that states may tax in-state and out-of-state municipal debt differently, the court's opinion is unlikely to adversely affect the value of the securities held by a Fund or the value of a Fund's shares. If the court determines that it is unconstitutional for states to tax in-state and out-of-state municipal debt differently, the state tax advantage of owning a state municipal bond fund may diminish, as Kentucky (and possibly all other states) may be required to give equal state tax treatment to all municipal obligations. Under these circumstances, each state legislature may be required to decide whether its state will exempt all municipal debt from state income taxes or tax all municipal debt for state tax purposes. A change in the state tax law treatment of municipal bonds could adversely impact the value of the securities held by a Fund, which could also impact the value of the Fund's shares. The extent of this impact, if any, cannot be predicted at this time.

















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